Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	$ 45	$ 428	$ 2,765
Amortization of prior service cost (credit)	(860)	(959)	(782)
Reclassification to income of prior service credit	0	26	11
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	575	583	641
Prior service (cost) credit	1	45	0
Amortization of prior service cost (credit)	(64)	(58)	(58)
Reclassification to income of prior service credit	0	5	0
Total recognized in other comprehensive (income) loss	(63)	(8)	(58)
Balance at end of year	512	575	583
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	6,257	6,812	4,766
Prior service (cost) credit	45	383	2,765
Amortization of prior service cost (credit)	(792)	(898)	(719)
Reclassification to income of prior service credit	0	(40)	0
Total recognized in other comprehensive (income) loss	(747)	(555)	2,046
Balance at end of year	5,510	6,257	6,812
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	(1)	(11)	(1)
Amortization of prior service cost (credit)	1	(1)	0
Total recognized in other comprehensive (income) loss	$ 0	$ (12)	$ (1)